Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 999,273	$ 879,168	$ 280,633
Non-lease component of revenue from time charter-out and pool revenue	309,231	355,618	254,349
Total lease and non-lease components of revenue	$ 1,308,504	$ 1,234,786	$ 534,982
Variability of lease revenue	100.00%